Note 10 - Parent Net Investment and Owners' Equity	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
10.	Parent Net Investment and Owners’ Equity

Parent Net Investment

For the periods prior to the IPO, the net equity of the contributed entities is included in parent net equity in the Consolidated Balance Sheet as of December 31, 2013. Also, prior to the IPO, CEP LLC provided treasury and accounts payable services for Holdings and other affiliates.  Amounts paid on behalf of Holdings and its affiliates, net of cash transfers from Holdings, are included as a component of parent net equity.  Cumulative advances for the periods prior to the IPO as of December 31, 2014, 2013 and 2012 were $0.2 million, $3.5 million and $0.5 million, respectively.

Common Units and Subordinated Units

As of December 31, 2014, there are 5,913,000 common units and 5,913,000 subordinated units outstanding.  Items of income / loss are allocated to common units and subordinated units equally.  The common unitholders will have the right to receive the minimum quarterly cash distributions of $0.3875 per common unit, plus any arrearages in the payment of the minimum quarterly distributions on the common units from prior quarters, before any distributions of available cash may be made on the subordinated units.  These units are deemed “subordinated” because, for the subordination period as defined in our offering documents, the subordinated units will not be entitled to receive any distributions until the common units have received the minimum quarterly distribution plus any arrearages from prior quarters.  Furthermore, no arrearages will be paid on the subordinated units.  For the year ended December 31, 2014, there were no limitations or arrearages related to the quarterly distributions made by the Partnership.

Incentive Distribution Rights

Our General Partner owns a 0.0% non-economic general partnership interest in the Partnership, which does not entitle it to receive cash distributions.  Our General Partner holds incentive distribution rights (“IDRs”), which represent the right to receive an increasing percentage (15%, 25% and 50%) of quarterly distributions of available cash from operating surplus after the minimum quarterly distribution and target distribution levels have been achieved. The General Partner would begin receiving incentive distribution payments when the quarterly cash distribution exceeds $0.445625 per unit.  There were no incentive distribution payments in 2014.